INCOME TAX - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax rate (percent)	0.00%	0.00%	0.00%
Effective income tax rate (percent)	0.10%	1.00%	1.10%
Income before tax	$ 162,304	$ 8,189	$ 17,149
Income tax at 0% (2020: 0% (2019: 0%))	0	0	0
Effect of higher foreign tax rates	(99)	(84)	(182)
Income tax expense reported in the income statement	$ (99)	$ (84)	$ (182)